Lease Obligations	12 Months Ended
Dec. 31, 2022
Lease Obligations
Lease Obligations

Note 11. Lease Obligations

Office Lease Obligation

On June 16, 2016, the Company entered into a Standard Multi-Tenant Sublease with Bristol Capital Advisors, a related party. The leased premises are owned by an unrelated third party and Bristol Capital Advisors passes the lease costs down to the Company. The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016, with monthly payments of approximately $8,000.

The Company classified the lease as an operating lease and determined that the value of the lease assets and liability on January 1, 2019, the date the Company adopted ASC 842 using the modified retrospective approach, was $252,980 using a discount rate of 12%. During the years ended December 31, 2022 and 2021, the Company made payments towards the lease liability of $0 and $83,054, respectively. As of December 31, 2022 and 2021, the ROU assets amounted to $0, for both years. As of December 31, 2022 and 2021, lease liability amounted to $0, for both years. During the years ended December 31, 2022 and 2021, the Company reflected amortization of right of use asset related to this lease of $0 and $85,035, respectively. The lease termed ended in September 2021.

Warehouse Lease Obligation

On April 18, 2020 the Company entered into a commercial lease for 3,200 square feet warehouse space at 16142 Wyandotte Street, Van Nuys, California 91405. The monthly lease payment is approximately $3,900, with an approximate 2% escalation in rent per year. The term of the lease is for five years, expiring on May 1, 2025. On April 8, 2022, the Company paid approximately $20,000 for the right to advance the termination of the lease to April 30, 2022.

The Company classified the lease as an operating lease and determined that the value of the lease assets and liability at the inception of the lease was $173,938 using a discount rate of 12%. During the years ended December 31, 2022 and 2021, the Company made payments towards the lease liability of $31,920, and $47,424, respectively. As of December 31, 2022 and 2021, the ROU assets amounted to $0 and $127,335, respectively. As of December 31, 2022 and 2021, lease liability amounted to $0 and $135,094, respectively. During the years ended December 31, 2022 and 2021, the Company reflected amortization of right of use asset related to this lease of $7,759 and $72,331, respectively.

The following table presents lease expense for the following years:

	For the Years Ended December 31,
	2022	2021
Operating lease	$32,604	$89,956